CASH AND CASH EQUIVALENTS (Details) - USD ($)	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018	[1]	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash and cash equivalents at banks and on hand	$ 694,000,000		$ 932,000,000
Cash equivalents with original maturity of less than three months	900,000,000		318,000,000
Cash and cash equivalents	1,594,000,000		1,250,000,000
Less overdrafts	(8,000,000)		(46,000,000)
Cash and cash equivalents, net of overdrafts, as presented in the consolidated statement of cash flows	1,586,000,000	[1]	1,204,000,000	[1]	$ 1,791,000,000		$ 1,314,000,000
Restricted cash	0		0
Investments in money market funds	543,000,000		155,000,000
Overdrafts	$ 8,000,000		$ 46,000,000

[1]	Overdrawn amount was US$8 (2019: US$46)